Accrued Expenses and Other Current Liabilities (Details) - Schedule of accrued expenses and other current liabilities - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Schedule of accrued expenses and other current liabilities [Abstract]
Accrued legal and professional services	$ 2,216	$ 968
Accrued salary and other employee liabilities	1,271	1,327
Accrued cash interest and unfunded fees	1,236	1,068
Other accrued liabilities	296	198
Total	$ 5,019	$ 3,561